EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders					$ (25,783,834)	$ (63,945,285)
Denominator for Basic Earnings Per Share:
Weighted average number of common shares outstanding Basic	18,418,287	12,585,479	17,724,305	11,346,071	11,968,665	1,928,172
Adjusted Weighted Average Shares					11,968,665	1,928,172
Basic and Diluted Net (Loss) Income per Share					$ (2.15)	$ (33.16)